Dole Food Automatic Common
                            Exchange Security Trust






                               Semiannual Report
                                 June 30, 1997

Dole Food Automatic Common Exchange Security Trust
Table of Contents

                                                                        Page
                                                                        ----

Summary Information.......................................................2

Unaudited Financial Statements for the Six Months Ended June 30, 1997:

     Statements of Assets and Liabilities.................................3

     Schedule of Investments..............................................4

     Statement of Operations..............................................5

     Statements of Changes in Net Assets..................................6

     Notes to Financial Statements........................................7

Financial Highlights.....................................................10

Summary Information

Each of the $2.7475 Automatic Common Exchange Securities (the "Securities") of the Dole Food Automatic Common Exchange Security Trust represents the right to receive an annual distribution of $2.7475, and will be exchanged on August 15, 1999 for between 0.8329 share and one share of common stock, no par value ("Common Stock"), of Dole Food Company, Inc. ("Dole"). The annual distribution of $2.7475 per Security is payable quarterly on each February 15, May 15, August 15 and November 15, through August 15, 1999. The Securities are not subject to redemption.

The Trust was established to purchase and hold a portfolio of stripped U.S. Treasury securities maturing on a quarterly basis through August 15, 1999, and a forward purchase contract with a shareholder of Dole (the "Seller"). The trustees of the Trust do not have the power to vary the investments held by the Trust. The Trust's investment objective is to provide each holder of Securities with a quarterly distribution of $0.6869 per Security and, on August 15, 1999, a number of shares of Common Stock per Security computed as follows: if the Current Market Price is equal to or greater than $47.125, 0.8329 share of Common Stock per Security; if the Current Market Price is less than $47.125 but equal to or greater than $39.25, the a number (or fractional number) of shares of Common Stock per Security having a value (determined at the Current Market Price) equal to $39.25; and if the Current Market Price is less than $39.25, one share of Common Stock per Security, subject in each case to adjustment in certain events. The "Current Market Price" means, with certain exceptions, the average closing price per share of Common Stock as reported on the New York Stock Exchange Consolidated Tape for the 20 trading days immediately prior to, but not including, August 15, 1999. In lieu of delivery of the Common Stock, the Seller may elect to pay cash in an amount equal to the then current market value of the number of shares of the Common Stock determined under the above formula.

DOLE FOOD AUTOMATIC COMMON EXCHANGE SECURITY TRUST

STATEMENTS OF ASSETS AND LIABILITIES

                                                      June 30, 1997         Dec. 31, 1996
ASSETS:
  Investments, at value (cost $104,285,033)          $  122,737,821        $  104,973,487
  Cash                                                      162,612                92,287
  Receivable from Goldman, Sachs & Company                   38,000                33,000
  Prepaid expenses                                           84,630               101,600
  Deferred organization costs, net of
    accumulated amortization of $10,200                      26,518                32,638
                                                     --------------        --------------

    Total Assets                                        123,049,581           105,233,012
                                                     --------------        --------------
LIABILITIES:
  Accrued expenses                                           38,000                33,000
  Unearned expense reimbursement                            172,123               125,213
                                                     --------------        --------------

    Total Liabilities                                       210,123               158,213
                                                     --------------        --------------
Net Assets                                           $  122,839,458        $  105,074,799
                                                     ==============        ==============


COMPOSITION OF NET ASSETS:

$2.75 Trust Automatic Common Exchange
  Securities ("TRACES"), no par value;
  2,875,000 shares issued and outstanding.           $  104,353,446        $  107,815,091

Unrealized appreciation (depreciation)
  of investments                                         18,452,788            (2,741,425)

Undistributed net investment income                          33,224                 1,133
                                                     --------------        --------------
NET ASSETS                                           $  122,839,458        $  105,074,799
                                                     ==============        ==============
NET ASSET VALUE PER TRACES                           $        42.73        $        36.55
                                                     ==============        ==============

See accompanying notes to financial statements

DOLE FOOD AUTOMATIC COMMON EXCHANGE SECURITY TRUST

SCHEDULE OF INVESTMENTS
JUNE 30, 1997

                                                        Par     Maturity           Amortized       Market
         Securities Description                       Value         Date                Cost        Value

UNITED STATES GOVERNMENT SECURITIES:

  United States Treasury Strips               $   1,975,000     08/15/97     $    1,960,142        1,962,064
  United States Treasury Strips                   1,975,000     11/15/97          1,931,822        1,934,710
  United States Treasury Strips                   1,975,000     02/15/98          1,903,439        1,906,902
  United States Treasury Strips                   1,975,000     05/15/98          1,875,643        1,879,943
  United States Treasury Strips                   1,975,000     08/15/98          1,846,797        1,850,318
  United States Treasury Strips                   1,975,000     11/15/98          1,818,707        1,822,313
  United States Treasury Strips                   1,975,000     02/15/99          1,790,100        1,794,031
  United States Treasury Strips                   1,975,000     05/15/99          1,761,958        1,765,650
  United States Treasury Strips                   1,975,000     08/15/99          1,734,250        1,737,428
                                              -------------                  --------------    -------------
                                              $  17,775,000                      16,622,858       16,653,359
                                              =============                  --------------    -------------

FORWARD PURCHASE CONTRACTS:

  D.Murdock Living Trust/Dole Food
    Automatic Common Exchange Security Trust
    Purchase Agreement                                                          87,662,175       106,084,462
                                                                             -------------     -------------
      Total                                                                  $ 104,285,033     $ 122,737,821
                                                                             =============     =============

See accompanying notes to financial statements

DOLE FOOD AUTOMATIC COMMON EXCHANGE SECURITY TRUST

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1997

INTEREST INCOME                                                           $     520,121

EXPENSES:
  Administrative fees and expenses                  $       17,500
  Legal fees                                                15,000
  Insurance expense                                         13,850
  Accounting fees                                           12,500
  Amortization of deferred organization costs                6,120
  Trustees fees                                              6,000
                                                    --------------
    Total fees and expenses                                 70,970

EXPENSE REIMBURSEMENT                                       70,970
                                                    --------------
TOTAL EXPENSES - Net                                                                  0
                                                                          -------------
NET INVESTMENT INCOME                                                           520,121

UNREALIZED APPRECIATION OF INVESTMENTS                                       21,194,213
                                                                          -------------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                              $  21,714,334
                                                                          =============

See accompanying notes to financial statements

DOLE FOOD AUTOMATIC COMMON EXCHANGE SECURITY TRUST

STATEMENTS OF CHANGES IN NET ASSETS

                                                               June 30, 1997          Dec. 31, 1996
OPERATIONS:
  Net investment income                                        $     520,121          $     465,733
  Unrealized appreciation (depreciation) of investments           21,194,213             (2,741,425)
                                                               -------------          -------------
    Net increase in net assets from operations                    21,714,334             (2,275,692)
                                                               -------------          -------------
DISTRIBUTIONS FROM:
  Return of capital                                               (3,461,644)            (1,532,087)
  Net investment income                                             (488,031)              (464,600)
                                                               -------------          -------------
    Total distributions                                           (3,949,675)            (1,996,687)

INCREASE IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS:
  Gross proceeds from the sale of TRACES                                   0            112,743,741
  Less:
    Selling commissions and offering expenses                              0             (3,496,563)
                                                               -------------          -------------
      Net increase in net assets from capital
        shares transactions                                                0            109,247,178

TOTAL INCREASE (DECREASE) IN NET ASSETS FOR THE PERIOD            17,764,659            104,974,799

NET ASSETS, BEGINNING OF PERIOD                                  105,074,799                100,000
                                                               -------------          -------------
NET ASSETS, END OF PERIOD                                      $ 122,839,458          $ 105,074,799
                                                               =============          =============

See accompanying notes to financial statements

Dole Food Automatic Common Exchange Security Trust
Notes to the Financial Statements
FOR THE SIX MONTHS ENDED JUNE 30,1997

(1)  Organization

Dole Food Automatic Common Exchange Security Trust ("Trust") was established on January 18, 1996 and amended and restated as of August 8, 1996 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of the 1940 (the "Act"), as amended. In August 1996, the Trust sold $2.75 Trust Automatic Common Exchange Securities ("TRACES") to the public pursuant to a Registration Statement on Form N-2 under the Securities Exchange Act of 1933, and the Act. The Trust used the proceeds to purchase a portfolio comprised of stripped U.S. Treasury securities and to pay the purchase price for a forward purchase contract for shares of common stock of Dole Food Company, Inc. ("DFCI"), a Hawaii corporation, with an existing shareholder of DFCI. Each TRACES represents between 0.8329 shares and 1 share of DFCI common stock. The DFCI common stock or its cash equivalent is deliverable pursuant to the contract on August 15, 1999 and the Trust will thereafter terminate.

Pursuant to the Administration Agreement between the Trust and The Bank of New York (the "Administrator"), the Trustees have delegated to the Administrator the administrative duties with respect to the Trust.

(2)  Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Trust, which are in conformity with generally accepted accounting principles:

VALUATION OF INVESTMENTS - The U.S. Treasury Strips are valued based on bid side prices at the close of the period. Amortized cost is calculated on an interest method. The forward purchase contract is valued at the mean of the bid prices received by the Trust at the end of the period from three independent broker-dealer firms unaffiliated with the Trust who are in the business of making bids on financial instruments similar to the contract and with terms comparable thereto.

INVESTMENT TRANSACTIONS - Securities transactions are accounted for as of the date the securities are purchased and sold (trade date). Interest income is recorded as earned and consists of accrual of discount. Unrealized gains and losses are accounted for on the specific identification method.

USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

ORGANIZATION EXPENSES - Organization expenses of $36,718 are being amortized on a straight-line basis over the life of the Trust beginning at the commencement of operations of the Trust.

(3)  Distributions

TRACES holders are entitled to receive distributions from the maturity of U.S. Treasury Strips of $2.7475 per annum or $0.6869 per quarter (except for the first distribution on November 15, 1996 which was $0.6945), payable quarterly commencing November 15, 1996.

(4) Purchases and Sales of Investments

On February 18, 1997 and May 15, 1997, the Trust redeemed $1,975,000 each of U.S. Treasury Strips.

(5) Trustees Fees

Each of the three Trustees has been paid a one-time, upfront fee of $10,800 for their services during the life of the Trust. In addition, the Managing Trustee has been paid a one-time, upfront fee of $3,600 for serving in such capacity. The total prepaid trustees fees of $36,000 will be amortized over the life of the Trust. At June 30, 1997, the Trust had amortized $10,000 of such fees.

(6) Income Taxes

The Trust is not an association taxable as a corporation for Federal income tax purposes; accordingly, no provision is required for such taxes.

As of June 30, 1997, unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $18,452,788, all of which related to appreciated securities. The cost of investment securities for Federal income tax purposes was $104,285,033 at June 30, 1997.

(7) Expenses

The estimated expenses to be incurred by the Trust in connection with its ongoing operations is $100,000 annually. Of this amount, $101,600 has been prepaid by Goldman, Sachs & Co. on behalf of the Trust. Goldman, Sachs & Co. has agreed to pay all additional expenses on behalf of the Trust out of its selling commissions.

(8)  Forward Purchase Contracts

On August 8, 1996, the Trust entered into one forward purchase contract with one principal shareholder of DFCI (the "Seller") and paid to the Seller $87,769,245 in connection therewith. Pursuant to such contract, the Seller is obligated to deliver to the Trust a specified number of shares of DFCI common stock on August 15, 1999 (the "Exchange Date") so as to permit the holders of the TRACES to exchange on the Exchange Date each of their shares of TRACES for between 0.8329 shares and 1 share of DFCI common stock.

The Seller paid $107,070 of offering expenses related to the Trust. This amount has been recorded as a reduction in the cost of the forward contract.

The forward purchase contract held by the Trust at June 30, 1997 is as follows:

                                 Exchange   Cost of       Contract       Unrealized
Forward Contract                 Date       Contract      Value          Appreciation
David H. Murdock Living Trust    8/15/99    $87,662,175   $106,084,462   $18,422,287

The Seller's obligation under the forward purchase contract is collateralized by shares of DFCI common stock which are being held in the custody of the Trust's Custodian, The Bank of New York. At June 30, 1997, the Custodian held 2,875,000 shares of DFCI common stock with an aggregate value of $122,906,250.

(9)  Capital Share Transactions

There were no transactions reported for the period. As of June 30, 1997, there were 2,875,000 TRACES issued and outstanding.

Dole Food Automatic Common Exchange Security Trust

Financial Highlights

The Trust's financial highlights are presented below. The per share operating performance data is designed to allow investors to trace the operating performance, on a per share basis, from the Trust's beginning net asset value to the ending net asset value so they can understand what effect the individual items have on their investment assuming it was held throughout the period. Generally, the per share amounts are derived by converting the actual dollar amounts incurred for each item as disclosed in the financial statements to their equivalent per share amounts.

The total investment return based on market value measures the Trust's performance assuming investors purchased shares at market value as of the beginning of the period, and then sold their shares at the market value per share on the last day of the period. The total return computations do not reflect any sales charges investors may incur in purchasing or selling shares of the Trust. The total return for the period is not annualized.

The ratio of expenses and net investment income to average net assets is expressed with and without the application of the expense reimbursement waiver.

                                                                  Period from August 8, 1996
                                                                (Commencement of Operations)
                                               June 3O, 1997            to December 31, 1996
Investment income                                 $     0.18                      $     0.16
Expenses                                                0.00                            0.00
                                                  ----------                      ----------
Investment income - net                                 0.18                            0.l6
Less distributions from:
   Return of capital                                   (1.20)                          (0.53)
   Net investment income                               (0.17)                          (0.16)
                                                  ----------                      ----------
      Total distributions                              (1.37)                          (0.69)
Adjustment to capital (offering expenses)               0.00                           (0.04)
Unrealized gain (loss) on investments                   7.37                           (0.95)
                                                  ----------                      ----------
Net increase (decrease) in net asset value              6.18                           (1.52)
Beginning net asset value                              36.55                           38.07 *
                                                  ----------                      ----------
Ending net asset value                            $    42.73                      $    36.55
                                                  ==========                      ==========
Ending market value                               $    43.00 **                   $    35.88 **
                                                  ==========                      ==========
Total investment return based on market value          23.94%                          (7.00%)

Ratio of expenses to average net assets:
   Before waiver                                        0.06%                           0.08%
   After waiver                                         0.00%                           0.00%
Ratio of net investment income to average
   net assets:
   Before waiver                                        0.39%                           0.36%
   After waiver                                         0.46%                           0.43%
Net assets, end of period (in thousands)          $  122,839                      $  105,075

*  Net proceed is less selling commissions and offering expenses.
** Closing price on American Stock Exchange at June 30, 1997 and December 31,
   1996, respectively.



TRUSTEES
Donald J. Puglisi, Managing Trustee
William R. Latham III
James B. O'Neill









ADMINISTRATOR, CUSTODIAN, TRANSFER AGENT AND PAYING AGENT
The Bank of New York
101 Barclay Street
New York, New York 10286


